Sales and Marketing Expenses - Schedule of Sales and Marketing Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Sales and Marketing Expenses [Line items]
Total	$ 2,518	$ 2,146
Selling and Marketing Expense [Member]
Schedule of Sales and Marketing Expenses [Line items]
Payroll and related benefits (including share-based compensation)	1,599	1,212
Consultants and professional services	240	514
Travel	163	146
Conferences	223	109
Sales commissions	18	15
Advertising and promotion	92	7
Others	183	143
Total	$ 2,518	$ 2,146